Goodwill and Other Intangible Assets Goodwill and Other Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Goodwill [Line Items]
Amortization	$ 6.1	$ 0.9	$ 0.8
Impairment	2.6	$ 0.0	$ 0.0
Other Businesses
Goodwill [Line Items]
Impairment	2.2
North America Fiber Cement
Goodwill [Line Items]
Impairment	$ 0.4